Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Details of Total Goodwill

The following table presents details of the Company’s total goodwill:

As of October 1, 2014	$1,925,225
Goodwill resulting from acquisitions(1)	123,987
Other	(119)

As of September 30, 2015	2,049,093
Goodwill resulting from acquisitions(2)	164,506
Other	(1,960)

As of September 30, 2016	$2,211,639

(1)	Mainly relates to the acquisition of a substantial majority of the BSS assets of Comverse. In allocating the total purchase price of the acquired assets based on estimated fair values, the Company recorded $117,693 of goodwill, $97,000 of core technology to be amortized over a weighted average of approximately four years and $38,639 of customer relationships to be amortized over a weighted average of approximately five years.
(2)	Mainly relates to the acquisitions of Vindicia, Brite:Bill and Pontis. In allocating the total preliminary purchase price of Vindicia based on estimated fair values, the Company recorded $64,004 of goodwill, $20,091 of core technology to be amortized over approximately three years, $11,623 of customer relationships to be amortized over approximately five years and $1,103 of other intangible assets to be amortized over approximately two years. In allocating the total preliminary purchase price of Brite:Bill based on estimated fair values, the Company recorded $55,430 of goodwill, $20,917 of core technology to be amortized over approximately three years, $9,638 of customer relationships to be amortized over approximately seven years and $773 of other intangible assets to be amortized over approximately two years. In allocating the total preliminary purchase price of Pontis based on estimated fair values, the Company recorded $36,985 of goodwill, $24,361 of core technology to be amortized over approximately four years and $20,993 of customer relationships to be amortized over approximately six years.

Details Regarding Total Definite-Lived Purchased Intangible Assets

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2016
Core technology	2-8	$604,673	$(451,169)	$153,504
Customer relationships	1-15	491,639	(370,658)	120,981
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	33,542	(26,500)	7,042

Total		$1,181,850	$(900,323)	$281,527

September 30, 2015
Core technology	2-8	$531,669	$(398,898)	$132,771
Customer relationships	3-15	439,435	(328,747)	110,688
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	3-10	31,666	(22,608)	9,058

Total		$1,054,766	$(802,249)	$252,517

Amortization Expense on Definite-Lived Intangible Assets

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2016	2015	2014
Cost of revenue	$1,609	$1,609	$1,609
Amortization of definite-lived purchased intangible assets	96,465	65,017	55,799

Total	$98,074	$66,626	$57,408

Estimated Future Amortization Expense

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2016 is as follows:

Amount
Fiscal year:
2017	$109,520
2018	78,502
2019	52,593
2020	21,748
2021	9,280
Thereafter	9,884

Total	$281,527